Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2055 Portfolio℠
March 31, 2025
VIPF2055-NPRT1-0525
1.9894057.105
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	252	2,331
Fidelity Long-Term Treasury Bond Index Fund (a)	168,017	1,599,524
VIP Investment Grade Bond II Portfolio - Initial Class (a)	984	9,314
TOTAL BOND FUNDS (Cost $1,643,995)		1,611,169

Domestic Equity Funds - 51.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	39,424	2,094,216
VIP Equity-Income Portfolio - Initial Class (a)	62,733	1,709,470
VIP Growth & Income Portfolio - Initial Class (a)	77,473	2,341,227
VIP Growth Portfolio - Initial Class (a)	39,424	3,464,559
VIP Mid Cap Portfolio - Initial Class (a)	15,980	534,700
VIP Value Portfolio - Initial Class (a)	67,066	1,189,752
VIP Value Strategies Portfolio - Initial Class (a)	41,997	589,212
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,498,420)		11,923,136

International Equity Funds - 41.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	243,799	2,984,103
VIP Overseas Portfolio - Initial Class (a)	247,107	6,624,936
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,928,727)		9,609,039

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,071,142)	23,143,344
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,948)
NET ASSETS - 100.0%	23,140,396

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	2,396	80	-	-	15	2,331	252
Fidelity International Bond Index Fund	216,040	21,671	239,146	-	(1,951)	3,386	-	-
Fidelity Long-Term Treasury Bond Index Fund	1,424,250	262,162	146,455	14,444	(9,773)	69,340	1,599,524	168,017
VIP Contrafund Portfolio Initial Class	1,944,113	434,648	103,174	63,004	(5,114)	(176,257)	2,094,216	39,424
VIP Emerging Markets Portfolio Initial Class	2,818,383	410,000	432,176	-	3,005	184,891	2,984,103	243,799
VIP Equity-Income Portfolio Initial Class	1,586,224	185,548	102,216	12,450	(1,545)	41,459	1,709,470	62,733
VIP Growth & Income Portfolio Initial Class	2,175,652	308,920	114,915	22,691	(2,605)	(25,825)	2,341,227	77,473
VIP Growth Portfolio Initial Class	3,221,981	744,974	163,498	40,055	(9,327)	(329,571)	3,464,559	39,424
VIP Investment Grade Bond II Portfolio - Initial Class	-	15,618	6,318	-	(1)	15	9,314	984
VIP Mid Cap Portfolio Initial Class	499,397	120,462	24,748	23,402	(1,511)	(58,900)	534,700	15,980
VIP Overseas Portfolio Initial Class	5,992,309	884,146	564,098	70,848	(10,923)	323,502	6,624,936	247,107
VIP Value Portfolio Initial Class	1,114,600	209,153	52,480	45,617	(2,670)	(78,851)	1,189,752	67,066
VIP Value Strategies Portfolio Initial Class	553,618	118,282	24,340	10,873	(1,707)	(56,641)	589,212	41,997
	21,546,567	3,717,980	1,973,644	303,384	(44,122)	(103,437)	23,143,344

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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